UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017

13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399

Signature, Place and Date of Signing:


  /s/ Mario D. Cibelli           New York, New York           August 13, 2007
------------------------     --------------------------     --------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:  $113,939
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-11767                Cibelli Capital Management LLC

2.        028-11691                Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE

                                                              6/30/2007
                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHR     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE      SHARED NONE
       --------------          --------------  -----       --------  -------   --- ----  ----------      ----  ----      ------ ----
1-800 CONTACTS INC             COM             681977104    28,108   1,198,128 SH        SHARED-DEFINED  1, 2  1,198,128
ACACIA RESEARCH - ACACIA       ACACIA TCH COM  003881307     4,947     306,135 SH        SHARED-DEFINED  1, 2    306,135
ATWOOD OCEANICS INC            COM             050095108       666       9,700 SH        SHARED-DEFINED  1, 2      9,700
BARNES & NOBLE                 COM             067774109       789      20,500 SH        SHARED-DEFINED  1, 2     20,500
BEACON ROOFING SUPPLY INC      COM             073685109     3,474     204,500 SH        SHARED-DEFINED  1, 2    204,500
BED BATH & BEYOND INC          COM             075896100     7,336     203,835 SH        SHARED-DEFINED  1, 2    203,835
BLACKBOARD INC                 COM             091935502     2,568      60,980 SH        SHARED-DEFINED  1, 2     60,980
BROWN FORMAN CORP              CLB             115637209     1,827      25,000 SH        SHARED-DEFINED  1, 2     25,000
COPART INC                     COM             217204106     1,071      35,000 SH        SHARED-DEFINED  1, 2     35,000
CRAFTMADE INTERNATIONAL INC    COM             22413E104     4,398     257,038 SH        SHARED-DEFINED  1, 2    257,038
DOVER MOTORSPORTS INC          COM             260174107     5,684     937,888 SH        SHARED-DEFINED  1, 2    937,888
ENERGY FOCUS INC               COM             29268T102     1,961     295,742 SH        SHARED-DEFINED  1, 2    295,742
FOOT LOCKER INC                COM             344849104     1,064      48,790 SH        SHARED-DEFINED  1, 2     48,790
FORWARD AIR CORP               COM             349853101     7,176     210,500 SH        SHARED-DEFINED  1, 2    210,500
GAMING PARTNERS INTL CORP      COM             36467A107       262      18,789 SH        SHARED-DEFINED  1, 2     18,789
HEARST-ARGYLE TELEVISION INC   COM             422317107     1,818      75,440 SH        SHARED-DEFINED  1, 2     75,440
HOME DEPOT INC                 COM             437076102     1,816      46,150 SH        SHARED-DEFINED  1, 2     46,150
MARCHEX INC                    CLB             56624R108     4,951     303,400 SH        SHARED-DEFINED  1, 2    303,400
3M CO                          COM             88579Y101     2,737      31,535 SH        SHARED-DEFINED  1, 2     31,535
NETFLIX COM INC                COM             64110L106     4,786     246,853 SH        SHARED-DEFINED  1, 2    246,853
NETFLIX COM INC                COM             64110L106       388      20,000 SH  CALL  SHARED-DEFINED  1, 2     20,000
NIGHTHAWK RADIOLOGY HLDGS INC  COM             65411N105       181      10,000 SH        SHARED-DEFINED  1, 2     10,000
NUVEEN INVESTMENTS INC         CLA             67090F106     1,025      16,500 SH        SHARED-DEFINED  1, 2     16,500
PACER INTL INC TENN            COM             69373H106       235      10,000 SH        SHARED-DEFINED  1, 2     10,000
PANHANDLE ROYALTY CO           CLA             698477106     1,290      45,600 SH        SHARED-DEFINED  1, 2     45,600
PETMEDEXPRESS INC              COM             716382106       433      33,702 SH        SHARED-DEFINED  1, 2     33,702
PETSMART INC                   COM             716768106     8,531     262,889 SH        SHARED-DEFINED  1, 2    262,889
P F CHANGS CHINA BISTRO INC    COM             69333Y108     1,760      50,000 SH        SHARED-DEFINED  1, 2     50,000
POINT 360                      COM             730698107       338      58,585 SH        SHARED-DEFINED  1, 2     58,585
SM&A                           COM             78465D105       737     105,123 SH        SHARED-DEFINED  1, 2    105,123
STAMPS COM INC                 COM NEW         852857200     3,152     228,702 SH        SHARED-DEFINED  1, 2    228,702
TARGET CORP                    COM             87612E106     2,966      46,643 SH        SHARED-DEFINED  1, 2     46,643
TRX INC                        COM             898452107       545     163,048 SH        SHARED-DEFINED  1, 2    163,048
VARSITY GROUP INC              COM             922281100       296     336,230 SH        SHARED-DEFINED  1, 2    336,230
WAL MART STORES INC            COM             931142103     2,492      51,800 SH        SHARED-DEFINED  1, 2     51,800
WEST MARINE INC                COM             954235107     2,133     155,000 SH        SHARED-DEFINED  1, 2    155,000

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